Consolidated Statements of Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Basic and diluted net loss per share (in Dollars per share)	$ 0.35	$ 0.22	$ 0.33
Weighted average number of shares outstanding used in computing basic and diluted net loss per share (in Shares)	28,548,676	17,128,903	13,621,285